ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Cash	$ 535
Trade Receivables	975
Inventory	5,534
Other Current Assets	540
Property, Plant And Equipment	537
Right Of Use Assets	772
Other Noncurrent Assets	127
Intangible Assets	4,757
Goodwill	24,869
Total Assets	38,646
Trade Payables And Accrued Liabilities	(2,273)
Current lease liabilities	(644)
Provision for sales tax	(982)
Other current liabilities	(99)
Total Liabilities	(3,998)
Total Net Assets Acquired	$ 34,648